united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-814-8180

Date of fiscal year end: 8/31

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

(a)

Easterly Global Real Estate Fund

Class A (JAREX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.46%

How did the Fund perform during the reporting period?

Global REIT share prices were modestly lower over the 12-month period ending August 31, 2024, as multiple exogenous factors weighed on the capital markets (e.g., central banks transitioning from monetary policy tightening to now an extended pause, the war in Ukraine, China’s muted recovery as it seeks to reopen its economy, and the growing tension in the Middle East). Notwithstanding this host of geopolitical and macroeconomic concerns, investors remained focused on the offsetting prospects of central bank easing along with an expectation that a “soft landing” appears increasingly likely.

Against this backdrop, stock selection was the primary contributor to the Fund's performance versus the FTSE EPRA Nareit Developed® Index for the fiscal year, as well as an overweight in the residential sector. An underweight and stock picking in the industrial and net lease sectors also boosted relative performance. Being overweight in Germany and underweight in Japan were the biggest geographic contributors.

In contrast, stock selection was the primary detractor from the Fund's performance for the fiscal year, especially an overweight in manufactured home communities. Stock picking and an underweight in health care and self-storage facilities also hampered the fund’s result. Being overweight in Hong Kong and an underweight in Australia were the biggest geographic detractors.

A notable change in positioning includes a significantly decreased exposure in Hong Kong. The Fund also continued to reduce its exposure to the office sector, which at the end of the period was down to only 2.2%.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Global Real Estate Fund - with load	FTSE EPRA/NAREIT Developed Net Index	MSCI World Index
Aug-2014	$9,425	$10,000	$10,000
Aug-2015	$9,107	$9,598	$9,587
Aug-2016	$10,193	$11,360	$10,228
Aug-2017	$11,239	$11,455	$11,883
Aug-2018	$12,223	$12,204	$13,440
Aug-2019	$12,793	$13,316	$13,475
Aug-2020	$12,547	$11,604	$15,737
Aug-2021	$16,747	$15,613	$20,421
Aug-2022	$14,063	$13,076	$17,343
Aug-2023	$13,070	$12,527	$20,049
Aug-2024	$15,106	$14,869	$24,948

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund
Without Load	15.57%	3.38%	4.83%
With Load	8.93%	2.16%	4.21%
MSCI World Index	24.43%	13.11%	9.57%
FTSE EPRA/NAREIT Developed Net Index	18.70%	2.23%	4.05%

Load Information: 5.75% is the maximum sales charge on purchase of Class A Shares. The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$321,415,400
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$3,100,925
Portfolio Turnover	141%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
33.2%
United Kingdom
14.4%
Germany
7.4%
Spain
6.9%
Italy
5.5%
Japan
4.8%
Australia
3.9%
Cayman Islands
3.9%
Hong Kong
2.9%
Sweden
2.8%
Other Countries
5.0%
Other Assets in Excess of Liabilities
9.3%

Value	Value
Other Assets in Excess of Liabilities	9.3%
Other Countries	5.0%
Sweden	2.8%
Hong Kong	2.9%
Cayman Islands	3.9%
Australia	3.9%
Japan	4.8%
Italy	5.5%
Spain	6.9%
Germany	7.4%
United Kingdom	14.4%
United States	33.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Homes 4 Rent, Class A	5.9%
Ellington Financial, Inc.	5.5%
Infrastrutture Wireless Italiane SpA	5.5%
Equity LifeStyle Properties, Inc.	4.8%
UNITE Group PLC (The)	4.6%
Merlin Properties Socimi S.A.	4.4%
Instone Real Estate Group S.E.	4.3%
Tritax Big Box REIT PLC	4.1%
Lifestyle Communities Ltd.	3.9%
Grainger PLC	3.7%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On March 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Effective September 6, 2024, Class A shares of the Fund that are purchased at net asset value (“NAV”) in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within eighteen months of purchase.

Easterly Global Real Estate Fund - Class A (JAREX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083124-JAREX

Easterly Global Real Estate Fund

Class C (JACRX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.21%

How did the Fund perform during the reporting period?

Global REIT share prices were modestly lower over the 12-month period ending August 31, 2024, as multiple exogenous factors weighed on the capital markets (e.g., central banks transitioning from monetary policy tightening to now an extended pause, the war in Ukraine, China’s muted recovery as it seeks to reopen its economy, and the growing tension in the Middle East). Notwithstanding this host of geopolitical and macroeconomic concerns, investors remained focused on the offsetting prospects of central bank easing along with an expectation that a “soft landing” appears increasingly likely.

Against this backdrop, stock selection was the primary contributor to the Fund's performance versus the FTSE EPRA Nareit Developed® Index for the fiscal year, as well as an overweight in the residential sector. An underweight and stock picking in the industrial and net lease sectors also boosted relative performance. Being overweight in Germany and underweight in Japan were the biggest geographic contributors.

In contrast, stock selection was the primary detractor from the Fund's performance for the fiscal year, especially an overweight in manufactured home communities. Stock picking and an underweight in health care and self-storage facilities also hampered the fund’s result. Being overweight in Hong Kong and an underweight in Australia were the biggest geographic detractors.

A notable change in positioning includes a significantly decreased exposure in Hong Kong. The Fund also continued to reduce its exposure to the office sector, which at the end of the period was down to only 2.2%.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Global Real Estate Fund	MSCI World Index	FTSE EPRA/NAREIT Developed Net Index
Aug-2014	$10,000	$10,000	$10,000
Aug-2015	$9,593	$9,587	$9,598
Aug-2016	$10,666	$10,228	$11,360
Aug-2017	$11,683	$11,883	$11,455
Aug-2018	$12,606	$13,440	$12,204
Aug-2019	$13,101	$13,475	$13,316
Aug-2020	$12,743	$15,737	$11,604
Aug-2021	$16,885	$20,421	$15,613
Aug-2022	$14,075	$17,343	$13,076
Aug-2023	$12,978	$20,049	$12,527
Aug-2024	$14,886	$24,948	$14,869

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund
Without Load	14.70%	2.59%	4.06%
With Load	13.70%	2.59%	4.06%
MSCI World Index	24.43%	13.11%	9.57%
FTSE EPRA/NAREIT Developed Net Index	18.70%	2.23%	4.05%

Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within 12-months after purchase. The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$321,415,400
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$3,100,925
Portfolio Turnover	141%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.3%
Other Countries	5.0%
Sweden	2.8%
Hong Kong	2.9%
Cayman Islands	3.9%
Australia	3.9%
Japan	4.8%
Italy	5.5%
Spain	6.9%
Germany	7.4%
United Kingdom	14.4%
United States	33.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Homes 4 Rent, Class A	5.9%
Ellington Financial, Inc.	5.5%
Infrastrutture Wireless Italiane SpA	5.5%
Equity LifeStyle Properties, Inc.	4.8%
UNITE Group PLC (The)	4.6%
Merlin Properties Socimi S.A.	4.4%
Instone Real Estate Group S.E.	4.3%
Tritax Big Box REIT PLC	4.1%
Lifestyle Communities Ltd.	3.9%
Grainger PLC	3.7%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On March 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Easterly Global Real Estate Fund - Class C (JACRX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083124-JACRX

Easterly Global Real Estate Fund

Class I (JARIX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.05%

How did the Fund perform during the reporting period?

Global REIT share prices were modestly lower over the 12-month period ending August 31, 2024, as multiple exogenous factors weighed on the capital markets (e.g., central banks transitioning from monetary policy tightening to now an extended pause, the war in Ukraine, China’s muted recovery as it seeks to reopen its economy, and the growing tension in the Middle East). Notwithstanding this host of geopolitical and macroeconomic concerns, investors remained focused on the offsetting prospects of central bank easing along with an expectation that a “soft landing” appears increasingly likely.

Against this backdrop, stock selection was the primary contributor to the Fund's performance versus the FTSE EPRA Nareit Developed® Index for the fiscal year, as well as an overweight in the residential sector. An underweight and stock picking in the industrial and net lease sectors also boosted relative performance. Being overweight in Germany and underweight in Japan were the biggest geographic contributors.

In contrast, stock selection was the primary detractor from the Fund's performance for the fiscal year, especially an overweight in manufactured home communities. Stock picking and an underweight in health care and self-storage facilities also hampered the fund’s result. Being overweight in Hong Kong and an underweight in Australia were the biggest geographic detractors.

A notable change in positioning includes a significantly decreased exposure in Hong Kong. The Fund also continued to reduce its exposure to the office sector, which at the end of the period was down to only 2.2%.

How has the Fund performed over the last ten years?

Total Return Based on a Hypothetical $1,000,000 Investment

	Easterly Global Real Estate Fund	MSCI World Index	FTSE EPRA/NAREIT Developed Net Index
Aug-2014	$1,000,000	$1,000,000	$1,000,000
Aug-2015	$970,746	$958,687	$959,840
Aug-2016	$1,092,087	$1,022,763	$1,136,037
Aug-2017	$1,210,236	$1,188,301	$1,145,523
Aug-2018	$1,321,864	$1,344,022	$1,220,434
Aug-2019	$1,388,703	$1,347,527	$1,331,556
Aug-2020	$1,367,771	$1,573,720	$1,160,423
Aug-2021	$1,833,652	$2,042,132	$1,561,348
Aug-2022	$1,545,102	$1,734,276	$1,307,608
Aug-2023	$1,440,397	$2,004,895	$1,252,655
Aug-2024	$1,671,658	$2,494,790	$1,486,930

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund	16.06%	3.78%	5.27%
FTSE EPRA/NAREIT Developed Net Index	18.70%	2.23%	4.05%
MSCI World Index	24.43%	13.11%	9.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$321,415,400
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$3,100,925
Portfolio Turnover	141%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.3%
Other Countries	5.0%
Sweden	2.8%
Hong Kong	2.9%
Cayman Islands	3.9%
Australia	3.9%
Japan	4.8%
Italy	5.5%
Spain	6.9%
Germany	7.4%
United Kingdom	14.4%
United States	33.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Homes 4 Rent, Class A	5.9%
Ellington Financial, Inc.	5.5%
Infrastrutture Wireless Italiane SpA	5.5%
Equity LifeStyle Properties, Inc.	4.8%
UNITE Group PLC (The)	4.6%
Merlin Properties Socimi S.A.	4.4%
Instone Real Estate Group S.E.	4.3%
Tritax Big Box REIT PLC	4.1%
Lifestyle Communities Ltd.	3.9%
Grainger PLC	3.7%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On March 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Easterly Global Real Estate Fund - Class I (JARIX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083124-JARIX

Easterly Global Real Estate Fund

Class R6 (JARSX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103	0.95%

How did the Fund perform during the reporting period?

Global REIT share prices were modestly lower over the 12-month period ending August 31, 2024, as multiple exogenous factors weighed on the capital markets (e.g., central banks transitioning from monetary policy tightening to now an extended pause, the war in Ukraine, China’s muted recovery as it seeks to reopen its economy, and the growing tension in the Middle East). Notwithstanding this host of geopolitical and macroeconomic concerns, investors remained focused on the offsetting prospects of central bank easing along with an expectation that a “soft landing” appears increasingly likely.

Against this backdrop, stock selection was the primary contributor to the Fund's performance versus the FTSE EPRA Nareit Developed® Index for the fiscal year, as well as an overweight in the residential sector. An underweight and stock picking in the industrial and net lease sectors also boosted relative performance. Being overweight in Germany and underweight in Japan were the biggest geographic contributors.

In contrast, stock selection was the primary detractor from the Fund's performance for the fiscal year, especially an overweight in manufactured home communities. Stock picking and an underweight in health care and self-storage facilities also hampered the fund’s result. Being overweight in Hong Kong and an underweight in Australia were the biggest geographic detractors.

A notable change in positioning includes a significantly decreased exposure in Hong Kong. The Fund also continued to reduce its exposure to the office sector, which at the end of the period was down to only 2.2%.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Global Real Estate Fund	MSCI World Index	FTSE EPRA/NAREIT Developed Net Index
Aug-2017	$10,000	$10,000	$10,000
Aug-2017	$10,083	$10,127	$10,080
Aug-2018	$11,045	$11,454	$10,740
Aug-2019	$11,646	$11,484	$11,718
Aug-2020	$11,492	$13,411	$10,212
Aug-2021	$15,432	$17,403	$13,740
Aug-2022	$13,011	$14,780	$11,507
Aug-2023	$12,151	$17,086	$11,023
Aug-2024	$14,113	$21,261	$13,085

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 17, 2017)
Easterly Global Real Estate Fund	16.15%	3.92%	5.02%
FTSE EPRA/NAREIT Developed Net Index	18.70%	2.23%	3.89%
MSCI World Index	24.43%	13.11%	11.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$321,415,400
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$3,100,925
Portfolio Turnover	141%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.3%
Other Countries	5.0%
Sweden	2.8%
Hong Kong	2.9%
Cayman Islands	3.9%
Australia	3.9%
Japan	4.8%
Italy	5.5%
Spain	6.9%
Germany	7.4%
United Kingdom	14.4%
United States	33.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Homes 4 Rent, Class A	5.9%
Ellington Financial, Inc.	5.5%
Infrastrutture Wireless Italiane SpA	5.5%
Equity LifeStyle Properties, Inc.	4.8%
UNITE Group PLC (The)	4.6%
Merlin Properties Socimi S.A.	4.4%
Instone Real Estate Group S.E.	4.3%
Tritax Big Box REIT PLC	4.1%
Lifestyle Communities Ltd.	3.9%
Grainger PLC	3.7%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On March 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Easterly Global Real Estate Fund - Class R6 (JARSX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083124-JARSX

Easterly Hedged Equity Fund

Class A (JDAEX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$173	1.58%

How did the Fund perform during the reporting period?

U.S. stocks rose over the year ending August 31, 2024, primarily due to strong performance from large tech and AI companies. Anticipation of upcoming interest rate cuts by the Fed led to fluctuating investor sentiment around each Fed meeting.

Amid this situation, volatility (measured by the VIX) increased, leading to sharp market swings in October 2023, April 2024, and August 2024. Surprises in inflation or setbacks in easing expectations caused stock declines, which helped the Fund to achieve better-than-expected risk-adjusted returns.

Notably, since the Fund's equity exposure comes from an S&P 500 Index ETF rather than from selecting individual stocks, the recent performance benefits of the index's market cap weighting positively impacted the Fund.

The repeated spikes in volatility presented us with attractive opportunities to profit from the put spreads we held on a systematic basis and also kept the premium levels of the sold calls elevated, which enhanced the Fund's performance more than expected, even in a strong market year.

The Fund’s 69% participation rate (vs the S&P 500 TR) over the previous 12 months was slightly higher than expected but was achieved with 46% of the market volatility. The results were in line with our expectations, and there have been no notable changes in our investment or trading strategy over the past year.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Hedged Equity Fund - with load	S&P 500® Index
Jul-2015	$9,425	$10,000
Aug-2015	$9,029	$9,397
Aug-2016	$9,398	$10,576
Aug-2017	$9,767	$12,293
Aug-2018	$10,442	$14,710
Aug-2019	$11,095	$15,140
Aug-2020	$11,823	$18,461
Aug-2021	$13,085	$24,215
Aug-2022	$12,932	$21,496
Aug-2023	$14,283	$24,923
Aug-2024	$16,923	$31,687

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Easterly Hedged Equity Fund
Without Load	18.48%	8.81%	6.65%
With Load	16.11%	7.52%	5.96%
S&P 500® Index	27.14%	15.92%	13.54%

Load Information: 5.75% is the maximum sales charge on purchase of Class A Shares. The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$175,605,801
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$1,250,867
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Purchased Options	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
85.1%
Index Option
0.7%
Equity Option
-0.8%
Other Assets in Excess of Liabilities
15.0%

Value	Value
Other Assets in Excess of Liabilities	15.0%
Equity Option	-0.8%
Index Option	0.7%
Equity	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	85.1%
SPDR S&P 500 ETF Trust Total Return Swap, 11/4/2024	2.1%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.0%
S&P 500 Index, 09/30/24 5510.0 Put	0.9%
SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025	0.2%
S&P 500 Index, 09/20/24 5425.0 Put	0.1%
S&P 500 Index, 09/20/24 5150.0 Put	0.0%
S&P 500 Index, 09/30/24 5235.0 Put	-0.3%
SPDR S&P 500 ETF Trust, 09/20/24 560.0 Call	-0.8%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On March 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Effective September 6, 2024, Class A shares of the Fund that are purchased at net asset value (“NAV”) in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within eighteen months of purchase.

Easterly Hedged Equity Fund - Class A (JDAEX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083124-JDAEX

Easterly Hedged Equity Fund

Class C (JDCEX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$253	2.33%

How did the Fund perform during the reporting period?

U.S. stocks rose over the year ending August 31, 2024, primarily due to strong performance from large tech and AI companies. Anticipation of upcoming interest rate cuts by the Fed led to fluctuating investor sentiment around each Fed meeting.

Amid this situation, volatility (measured by the VIX) increased, leading to sharp market swings in October 2023, April 2024, and August 2024. Surprises in inflation or setbacks in easing expectations caused stock declines, which helped the Fund to achieve better-than-expected risk-adjusted returns.

Notably, since the Fund's equity exposure comes from an S&P 500 Index ETF rather than from selecting individual stocks, the recent performance benefits of the index's market cap weighting positively impacted the Fund.

The repeated spikes in volatility presented us with attractive opportunities to profit from the put spreads we held on a systematic basis and also kept the premium levels of the sold calls elevated, which enhanced the Fund's performance more than expected, even in a strong market year.

The Fund’s 69% participation rate (vs the S&P 500 TR) over the previous 12 months was slightly higher than expected but was achieved with 46% of the market volatility. The results were in line with our expectations, and there have been no notable changes in our investment or trading strategy over the past year.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Hedged Equity Fund	S&P 500® Index
Jul-2015	$10,000	$10,000
Aug-2015	$9,590	$9,397
Aug-2016	$9,897	$10,576
Aug-2017	$10,217	$12,293
Aug-2018	$10,841	$14,710
Aug-2019	$11,427	$15,140
Aug-2020	$12,064	$18,461
Aug-2021	$13,243	$24,215
Aug-2022	$12,985	$21,496
Aug-2023	$14,244	$24,923
Aug-2024	$16,738	$31,687

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Easterly Hedged Equity Fund
Without Load	17.51%	7.93%	5.83%
With Load	16.51%	7.93%	5.83%
S&P 500® Index	27.14%	15.92%	13.54%

Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within 12-months after purchase. The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$175,605,801
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$1,250,867
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Purchased Options	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.0%
Equity Option	-0.8%
Index Option	0.7%
Equity	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	85.1%
SPDR S&P 500 ETF Trust Total Return Swap, 11/4/2024	2.1%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.0%
S&P 500 Index, 09/30/24 5510.0 Put	0.9%
SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025	0.2%
S&P 500 Index, 09/20/24 5425.0 Put	0.1%
S&P 500 Index, 09/20/24 5150.0 Put	0.0%
S&P 500 Index, 09/30/24 5235.0 Put	-0.3%
SPDR S&P 500 ETF Trust, 09/20/24 560.0 Call	-0.8%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On March 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Easterly Hedged Equity Fund - Class C (JDCEX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083124-JDCEX

Easterly Hedged Equity Fund

Class I (JDIEX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$145	1.33%

How did the Fund perform during the reporting period?

U.S. stocks rose over the year ending August 31, 2024, primarily due to strong performance from large tech and AI companies. Anticipation of upcoming interest rate cuts by the Fed led to fluctuating investor sentiment around each Fed meeting.

Amid this situation, volatility (measured by the VIX) increased, leading to sharp market swings in October 2023, April 2024, and August 2024. Surprises in inflation or setbacks in easing expectations caused stock declines, which helped the Fund to achieve better-than-expected risk-adjusted returns.

Notably, since the Fund's equity exposure comes from an S&P 500 Index ETF rather than from selecting individual stocks, the recent performance benefits of the index's market cap weighting positively impacted the Fund.

The repeated spikes in volatility presented us with attractive opportunities to profit from the put spreads we held on a systematic basis and also kept the premium levels of the sold calls elevated, which enhanced the Fund's performance more than expected, even in a strong market year.

The Fund’s 69% participation rate (vs the S&P 500 TR) over the previous 12 months was slightly higher than expected but was achieved with 46% of the market volatility. The results were in line with our expectations, and there have been no notable changes in our investment or trading strategy over the past year.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $1,000,000 Investment

	Easterly Hedged Equity Fund	S&P 500® Index
Jul-15	$1,000,000	$1,000,000
Aug-15	$959,000	$939,666
Aug-16	$1,001,953	$1,057,623
Aug-17	$1,046,260	$1,229,318
Aug-18	$1,123,728	$1,471,021
Aug-19	$1,197,693	$1,513,998
Aug-20	$1,279,004	$1,846,119
Aug-21	$1,418,572	$2,421,475
Aug-22	$1,404,617	$2,149,601
Aug-23	$1,556,384	$2,492,345
Aug-24	$1,847,550	$3,168,652

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 31, 2015)
Easterly Hedged Equity Fund	18.71%	9.06%	6.99%
S&P 500® Index	27.14%	15.92%	13.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$175,605,801
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$1,250,867
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Purchased Options	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.0%
Equity Option	-0.8%
Index Option	0.7%
Equity	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	85.1%
SPDR S&P 500 ETF Trust Total Return Swap, 11/4/2024	2.1%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.0%
S&P 500 Index, 09/30/24 5510.0 Put	0.9%
SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025	0.2%
S&P 500 Index, 09/20/24 5425.0 Put	0.1%
S&P 500 Index, 09/20/24 5150.0 Put	0.0%
S&P 500 Index, 09/30/24 5235.0 Put	-0.3%
SPDR S&P 500 ETF Trust, 09/20/24 560.0 Call	-0.8%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On March 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Effective September 6, 2024, the minimum investment amount for Class I shares has changed to $100,000.

Easterly Hedged Equity Fund - Class I (JDIEX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083124-JDIEX

Easterly Hedged Equity Fund

Class R6 (JDSEX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$117	1.07%

How did the Fund perform during the reporting period?

U.S. stocks rose over the year ending August 31, 2024, primarily due to strong performance from large tech and AI companies. Anticipation of upcoming interest rate cuts by the Fed led to fluctuating investor sentiment around each Fed meeting.

Amid this situation, volatility (measured by the VIX) increased, leading to sharp market swings in October 2023, April 2024, and August 2024. Surprises in inflation or setbacks in easing expectations caused stock declines, which helped the Fund to achieve better-than-expected risk-adjusted returns.

Notably, since the Fund's equity exposure comes from an S&P 500 Index ETF rather than from selecting individual stocks, the recent performance benefits of the index's market cap weighting positively impacted the Fund.

The repeated spikes in volatility presented us with attractive opportunities to profit from the put spreads we held on a systematic basis and also kept the premium levels of the sold calls elevated, which enhanced the Fund's performance more than expected, even in a strong market year.

The Fund’s 69% participation rate (vs the S&P 500 TR) over the previous 12 months was slightly higher than expected but was achieved with 46% of the market volatility. The results were in line with our expectations, and there have been no notable changes in our investment or trading strategy over the past year.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly Hedged Equity Fund	S&P 500® Index
Aug-2017	$10,000	$10,000
Aug-2017	$10,078	$10,179
Aug-2018	$10,905	$12,181
Aug-2019	$11,694	$12,537
Aug-2020	$12,535	$15,287
Aug-2021	$13,975	$20,051
Aug-2022	$13,867	$17,800
Aug-2023	$15,407	$20,638
Aug-2024	$18,342	$26,238

Average Annual Total Returns

	1 Year	5 Years	Since Inception (August 17, 2017)
Easterly Hedged Equity Fund	19.05%	9.42%	9.00%
S&P 500® Index	27.14%	15.92%	14.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180. The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses. Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$175,605,801
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$1,250,867
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Purchased Options	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.0%
Equity Option	-0.8%
Index Option	0.7%
Equity	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	85.1%
SPDR S&P 500 ETF Trust Total Return Swap, 11/4/2024	2.1%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.0%
S&P 500 Index, 09/30/24 5510.0 Put	0.9%
SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025	0.2%
S&P 500 Index, 09/20/24 5425.0 Put	0.1%
S&P 500 Index, 09/20/24 5150.0 Put	0.0%
S&P 500 Index, 09/30/24 5235.0 Put	-0.3%
SPDR S&P 500 ETF Trust, 09/20/24 560.0 Call	-0.8%

How Has The Fund Changed?

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at https://funds.easterlyam.com/resources/ or upon request at (833) 999-2636.

On March 15, 2024, following shareholder approval, Easterly Investment Partners LLC ("Easterly") became investment adviser to the Fund following the reorganization of Easterly Funds LLC, the Fund's prior investment adviser, and Easterly, with Easterly as the surviving entity.

Easterly Hedged Equity Fund - Class R6 (JDSEX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083124-JDSEX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	N/A
(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.
(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(e)	N/A
(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 $55,500

2023 $55,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 $6,000

2023 $6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2024 and 2023 respectively.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

ANNUAL FINANCIAL STATEMENTS
AUGUST 31, 2024

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7%
	Australia - 3.9%
2,435,133	Lifestyle Communities Ltd.	$12,659,847

	Bermuda - 0.9%
785,973	Hongkong Land Holdings Ltd.	2,947,399

	Canada - 2.6%
101,046	Canadian Apartment Properties REIT	3,927,217
300,166	Killam Apartment Real Estate Investment Trust	4,438,837
		8,366,054
	Cayman Islands - 3.9%
2,386,021	CK Asset Holdings Ltd.	9,602,144
1,942,478	ESR Group Ltd.	2,997,695
		12,599,839
	Germany - 7.4%
59,568	Deutsche Wohnen S.E.	1,416,397
1,371,793	Instone Real Estate Group S.E.	13,882,699
515,709	TAG Immobilien A.G.(a)	8,473,485
		23,772,581
	Guernsey - 1.4%
3,390,244	Sirius Real Estate Ltd.	4,365,623

	Hong Kong - 2.9%
1,955,457	Link REIT	9,189,662

	Ireland - 0.1%
456,059	Irish Residential Properties REIT PLC	445,841

	Italy - 5.5%
1,477,602	Infrastrutture Wireless Italiane SpA	17,696,149

	Japan - 4.8%
19,616	Invincible Investment Corporation	8,689,465
7,670	Japan Hotel REIT Investment Corporation	3,935,311

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.7% (Continued)
	Japan - 4.8% (Continued)
911	Mitsui Fudosan Logistics Park, Inc.	$2,741,251
		15,366,027
	Spain - 6.9%
206,877	Cellnex Telecom S.A.	7,987,249
1,157,495	Merlin Properties Socimi S.A.	14,198,865
		22,186,114
	Sweden - 2.8%
161,800	Catena A.B.	8,965,703

	United Kingdom - 14.4%
4,437,784	Empiric Student Property PLC	5,656,673
3,825,117	Grainger PLC	12,027,155
98,516	Great Portland Estates PLC(	435,617
6,166,189	Tritax Big Box REIT PLC	13,246,840
1,181,930	UNITE Group PLC (The)	14,919,592
		46,285,877
	United States - 33.2%
265,096	Acadia Realty Trust	5,967,311
475,214	American Homes 4 Rent, Class A	18,899,261
206,060	Brixmor Property Group, Inc.	5,643,983
68,552	Digital Realty Trust, Inc.	10,393,169
1,348,606	Ellington Financial, Inc.	17,734,169
4,066	Equinix, Inc.	3,392,508
214,233	Equity LifeStyle Properties, Inc.	15,576,881
94,009	Lamar Advertising Company, Class A	11,824,452
67,000	National Health Investors, Inc.	5,455,810
18,448	Prologis, Inc.	2,358,023
233,782	Sila Realty Trust, Inc.	5,519,593
132,696	Veris Residential, Inc.	2,327,488
13,012	Welltower, Inc.	1,570,288
		106,662,936

	TOTAL COMMON STOCKS (Cost $338,677,113)	291,509,652

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Shares		Fair Value
	TOTAL INVESTMENTS - 90.7% (Cost $338,677,113)	$291,509,652
	OTHER ASSETS IN EXCESS OF LIABILITIES – 9.3%	29,905,748
	NET ASSETS - 100.0%	$321,415,400

A.B.	- Aktiebolag

A.G.	- Aktiengesellschaft

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.E.	- Societas Europeae

SpA	- Società per Azioni

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Forward Currency Contracts
Units to				US Dollar		Settlement	Unrealized
Receive/Deliver		In Exchange For		Value	Counterparty	Date	Appreciation/(Depreciation)
To Buy:
$203,713	AUD	$137,700	USD	$137,886	Brown Brothers Harriman	9/3/2024	$186
							186
To Sell:
$(1,494,502)	EUR	$(1,653,322)	USD	$(1,651,748)	Brown Brothers Harriman	9/3/2024	$1,574
(18,151,907)	HKD	(2,328,001)	USD	(2,327,812)	Brown Brothers Harriman	9/3/2024	189
(12,236,320)	JPY	(84,453)	USD	(83,701)	Brown Brothers Harriman	9/3/2024	752
							2,515

						Total:	$2,701

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

HKD - Hong Kong Dollar

JPY - Japanes Yen

USD - U.S. Dollar

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.1%
	EQUITY - 85.1%
265,000	SPDR S&P 500 ETF Trust(a)	$149,375,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,181,460)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 1.0%
	PUT OPTIONS PURCHASED - 1.0%
100	S&P 500 Index	PER	09/20/2024	$5,425	$56,484,000	$152,000
495	S&P 500 Index	PER	09/30/2024	5,510	279,595,800	1,593,900
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,532,600)					1,745,900

	TOTAL INVESTMENTS – 86.1% (Cost $110,714,060)					$151,121,100
	CALL OPTIONS WRITTEN - (0.8)% (Premiums received - $476,099)					(1,345,500)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $842,614)					(588,075)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 15.0%					26,418,276
	NET ASSETS - 100.0%					$175,605,801

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.3)%

	PUT OPTIONS WRITTEN - (0.3)%
100	S&P 500 Index	PER	09/20/2024	$5,150	$56,484,000	$51,000
495	S&P 500 Index	PER	09/30/2024	5,235	279,595,800	537,075
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $842,614)					588,075

	WRITTEN EQUITY OPTIONS - (0.8)%
	CALL OPTIONS WRITTEN - (0.8)%
1,500	SPDR S&P 500 ETF Trust	PER	09/20/2024	560	84,552,000	1,345,500
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $476,099)

	TOTAL OPTIONS WRITTEN (Premiums received - $1,318,713)					$1,933,575

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

PER - Pershing

(a)	A portion of this security is held as collateral for written options.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

TOTAL RETURN SWAP
										Upfront
	Payment						Number Of	Maturity	Notional	Payments/	Unrealized
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	Appreciation
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	30,000	11/4/2024	$12,752,682	$—	$3,614,757
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	6/20/2025	5,292,840	—	273,172
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	82,500	9/8/2025	42,789,900	—	3,545,892
											$7,433,821

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024

	Easterly	Easterly
	Global Real Estate	Hedged Equity
	Fund	Fund

Assets:
Total Investments, at cost	$338,677,113	$110,714,060
Total Investments, at value	291,509,652	151,121,100
Cash	23,079,382	18,879,589
Foreign Cash (Cost $9,229,009, $0)	9,232,201	—
Deposit at Broker	—	380,134
Unrealized appreciation on swaps	—	7,433,821
Interest and dividends receivable	1,760,333	9,875
Unrealized appreciation on forward currency contracts	2,701	—
Receivable for securities sold	5,911,745	615,849
Receivable for fund shares sold	60,056	154,154
Prepaid expenses and other assets	34,185	30,416
Total Assets	331,590,255	178,624,938

Liabilities:
Options Written (premiums received $0, $1,318,713)	—	1,933,575
Payable for securities purchased	9,366,580	875,646
Payable to manager	209,825	112,530
Payable for distribution (12b-1) fees	31,540	1,504
Payable for fund shares redeemed	359,810	21,695
Administration fees payable	49,040	30,124
Trustee fees payable	6,996	6,759
Accrued expenses and other liabilities	151,064	37,304
Total Liabilities	10,174,855	3,019,137

Net Assets	$321,415,400	$175,605,801

Net Assets:
Paid in capital	684,556,927	142,731,468
Accumulated earnings (loss)	(363,141,527)	32,874,333
Net Assets	$321,415,400	$175,605,801

Net Asset Value Per Share
Class A
Net Assets	$46,281,151	$5,787,048
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,179,228	454,689
Net asset value, redemption price per share	$14.56	$12.73
Offering price per share (maximum sales charge of 5.75% and 5.75%, respectively)	$15.45	$13.51

Class C
Net Assets	$25,767,446	$1,844,204
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,762,277	149,675
Net asset value, offering price per share (a)	$14.62	$12.32

Class I
Net Assets	$245,406,495	$167,039,091
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	15,891,232	12,873,601
Net asset value, redemption price and offering price per share	$15.44	$12.98

Class R6
Net Assets	$3,960,308	$935,458
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	251,985	69,790
Net asset value, redemption price and offering price per share	$15.72	$13.40

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2024

	Global Real Estate	Hedged Equity
	Fund	Fund
Investment Income:
Dividend income	$14,586,608	$1,638,944
Interest income	703,865	131,544
Less: Foreign withholding taxes	(580,418)	—
Total Investment Income	14,710,055	1,770,488

Operating Expenses:
Management fees	3,618,074	1,697,631
Distribution (12b-1) fees
Class A Shares	120,995	9,035
Class C Shares	278,069	10,104
Shareholder servicing fees	462,935	127,465
Administration fees	308,461	152,439
Legal fees	80,655	67,730
Registration fees	70,417	52,487
Custodian fees	65,384	22,269
Printing and postage expense	53,850	24,807
Audit fees	41,822	22,072
Trustees’ fees	28,458	27,891
Insurance expense	27,358	7,219
Interest Expense	21,633	117,342
Compliance officer fees	6,504	8,023
Miscellaneous expenses	25,707	4,512
Total Operating Expenses	5,210,322	2,351,026
Less: Expenses waived and/or reimbursed	(517,149)	(446,764)
Net Operating Expenses	4,693,173	1,904,262

Net Investment Income (Loss)	10,016,882	(133,774)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(295,599,515)	6,055,182
Options purchased	—	(18,150,957)
Options written	(3,517,655)	1,871,541
Swaps	—	4,216,943
Net realized loss:	(299,117,170)	(6,007,291)

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency transactions	335,251,084	23,796,016
Options purchased	—	871,842
Options written	—	(381,541)
Swaps	—	6,882,401
Net change in unrealized appreciation	335,251,084	31,168,718

Net Realized and Unrealized Gain on investments	36,133,914	25,161,427

Net Increase in Net Assets Resulting From Operations	$46,150,796	$25,027,653

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly		Easterly
	Global Real Estate Fund		Hedged Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Operations:
Net investment income (loss)	$10,016,882	$10,670,516	$(133,774)	$160,979
Net realized loss on investments, options, swaps and foreign currency transactions	(299,117,170)	(19,429,146)	(6,007,291)	(490,313)
Net change in unrealized appreciation (depreciation) on investments, options, swaps and foreign currency transactions	335,251,084	(47,189,949)	31,168,718	10,764,470
Net increase (decrease) in net assets resulting from operations	46,150,796	(55,948,579)	25,027,653	10,435,136

Distributions to Shareholders:
Total Distributions Paid:
Class A	(1,330,910)	(2,994,528)	(6,841)	(52,730)
Class C	(521,401)	(1,532,971)	(1,457)	(9,205)
Class I	(8,517,756)	(18,980,290)	(302,057)	(1,701,742)
Class R6	(571,161)	(1,722,951)	(2,104)	(233,071)
Total Dividends and Distributions to Shareholders	(10,941,228)	(25,230,740)	(312,459)	(1,996,748)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	4,358,098	4,782,117	6,697,127	2,116,408
Class C	170,922	1,088,594	1,251,272	158,993
Class I	43,515,282	79,179,790	67,664,053	70,237,091
Class R6	5,976,142	11,825,628	130,062	245,626
Reinvestment of dividends and distributions
Class A	1,201,056	2,715,520	6,599	50,354
Class C	482,400	1,412,599	1,457	9,204
Class I	6,219,941	13,897,461	288,210	1,596,104
Class R6	452,260	1,171,675	1,513	181,506
Cost of shares redeemed
Class A	(20,885,798)	(37,528,473)	(4,870,254)	(583,456)
Class C	(11,858,473)	(15,121,168)	(48,772)	(99,271)
Class I	(208,205,281)	(228,192,330)	(37,968,053)	(28,314,246)
Class R6	(35,151,346)	(25,860,842)	(1,099,014)	(10,375,514)

Net increase (decrease) in net assets from share transactions of beneficial interest	(213,724,797)	(190,629,429)	32,054,200	35,222,799

Total Increase (Decrease) in Net Assets	(178,515,229)	(271,808,748)	56,769,394	43,661,187

Net Assets:
Beginning of year	499,930,629	771,739,377	118,836,407	75,175,220
End of year	$321,415,400	$499,930,629	$175,605,801	$118,836,407

Share Activity
Shares sold
Class A	349,262	365,902	572,220	208,051
Class C	13,633	81,935	110,183	15,453
Class I	3,156,636	5,679,009	5,749,561	6,768,998
Class R6	433,026	840,457	10,045	23,538
Shares Reinvested
Class A	93,326	214,237	602	5,045
Class C	37,115	110,770	136	940
Class I	456,766	1,038,822	25,849	157,562
Class R6	32,517	86,167	132	17,419
Shares Redeemed
Class A	(1,623,366)	(2,924,600)	(428,816)	(56,444)
Class C	(922,615)	(1,137,526)	(4,365)	(9,940)
Class I	(15,236,077)	(16,475,176)	(3,235,508)	(2,711,746)
Class R6	(2,527,238)	(1,830,175)	(96,722)	(969,938)
Net increase (decrease) in shares of beneficial interest	(15,737,015)	(13,950,178)	2,703,317	3,448,938

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)
Easterly Global Real Estate Fund

	CLASS A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$12.96	$14.56	$18.94	$15.56	$17.81
Income (Loss) from Investment Operations:
Net investment income (1)	0.29	0.20	0.14	0.11	0.19
Net realized and unrealized gain (loss)	1.68	(1.25)	(2.93)	4.85	(0.51)
Total from investment operations	1.97	(1.05)	(2.79)	4.96	(0.32)
Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.19)	(0.41)	(0.28)	(0.28)
Distributions from realized gains	—	(0.36)	(1.18)	(1.30)	(1.65)
Total dividends and distributions	(0.37)	(0.55)	(1.59)	(1.58)	(1.93)
Net Asset Value, End of Year	$14.56	$12.96	$14.56	$18.94	$15.56
Total Return*	15.57%	(7.06)%	(16.03)%	33.47%	(1.93)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$46,281	$56,487	$97,639	$118,587	$88,222
Ratio of gross operating expenses to average net assets (2)	1.46%	1.42%	1.36%	1.51%	1.60%
Ratio of net operating expenses to average net assets (3)	1.46%	1.42%	1.36%	1.51%	1.60%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.23%	1.53%	0.80%	0.64%	1.16%
Portfolio Turnover Rate	141%	12%	116%	160%	187%

	CLASS C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$13.00	$14.63	$19.06	$15.68	$17.95
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.19	0.10	0.01	(0.02)	0.07
Net realized and unrealized gain (loss)	1.69	(1.26)	(2.94)	4.89	(0.51)
Total from investment operations	1.88	(1.16)	(2.93)	4.87	(0.44)
Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.11)	(0.32)	(0.19)	(0.18)
Distributions from realized gains	—	(0.36)	(1.18)	(1.30)	(1.65)
Total dividends and distributions	(0.26)	(0.47)	(1.50)	(1.49)	(1.83)
Net Asset Value, End of Year	$14.62	$13.00	$14.63	$19.06	$15.68
Total Return*	14.70%	(7.80)%	(16.64)%	32.51%	(2.62)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$25,767	$34,243	$52,362	$75,701	$65,907
Ratio of gross operating expenses to average net assets (4)	2.21%	2.17%	2.11%	2.26%	2.35%
Ratio of net operating expenses to average net assets (5)	2.21%	2.17%	2.11%	2.26%	2.35%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.47%	0.79%	0.05%	(0.11)%	0.42%
Portfolio Turnover Rate	141%	12%	116%	160%	187%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class A:

1.45%	N/A	N/A	N/A	N/A

(3)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class A:

1.45%	N/A	N/A	N/A	N/A

(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class C:

2.20%	N/A	N/A	N/A	N/A

(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class C:

2.20%	N/A	N/A	N/A	N/A

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)
Easterly Global Real Estate Fund

	CLASS I

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$13.70	$15.34	$19.84	$16.19	$18.42
Income (Loss) from Investment Operations:
Net investment income (1)	0.36	0.27	0.20	0.18	0.28
Net realized and unrealized gain (loss)	1.78	(1.34)	(3.07)	5.08	(0.54)
Total from investment operations	2.14	(1.07)	(2.87)	5.26	(0.26)
Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.21)	(0.45)	(0.31)	(0.32)
Distributions from realized gains	—	(0.36)	(1.18)	(1.30)	(1.65)
Total dividends and distributions	(0.40)	(0.57)	(1.63)	(1.61)	(1.97)
Net Asset Value, End of Year	$15.44	$13.70	$15.34	$19.84	$16.19
Total Return*	16.06%	(6.78)%	(15.74)%	34.06%	(1.51)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$245,406	$376,980	$571,664	$678,440	$544,432
Ratio of gross operating expenses to average net assets	1.20%	1.17%	1.11%	1.26%	1.35%
Ratio of net operating expenses to average net assets	1.05%	1.04%	1.04%	1.12%	1.19%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.62%	1.92%	1.12%	1.02%	1.68%
Portfolio Turnover Rate	141%	12%	116%	160%	187%

	CLASS R6

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$13.93	$15.56	$20.09	$16.35	$18.55
Income (Loss) from Investment Operations:
Net investment income (1)	0.36	0.29	0.23	0.22	0.31
Net realized and unrealized gain (loss)	1.83	(1.35)	(3.13)	5.13	(0.54)
Total from investment operations	2.19	(1.06)	(2.90)	5.35	(0.23)
Dividends and Distributions:
Dividends from net investment income	(0.40)	(0.21)	(0.45)	(0.31)	(0.32)
Distributions from realized gains	—	(0.36)	(1.18)	(1.30)	(1.65)
Total dividends and distributions	(0.40)	(0.57)	(1.63)	(1.61)	(1.97)
Net Asset Value, End of Year	$15.72	$13.93	$15.56	$20.09	$16.35
Total Return*	16.15%	(6.61)%	(15.69)%	34.29%	(1.32)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$3,960	$32,221	$50,074	$32,039	$31,355
Ratio of gross operating expenses to average net assets	1.19%	1.17%	1.11%	1.26%	1.36%
Ratio of net operating expenses to average net assets	0.95%	0.94%	0.94%	0.97%	1.00%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.60%	2.02%	1.30%	1.18%	1.86%
Portfolio Turnover Rate	141%	12%	116%	160%	187%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class I:

1.19%	N/A	N/A	N/A	N/A

(3)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class I:

1.04%	N/A	N/A	N/A	N/A

(4)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class R6:

1.18%	N/A	N/A	N/A	N/A

(5)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class R6:

0.94%	N/A	N/A	N/A	N/A

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)
Easterly Hedged Equity Fund

	CLASS A

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$10.77	$9.99	$11.18	$10.83	$10.42
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.04)	(0.01)	(0.03)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	2.03	1.03	(0.06)	1.17	0.72
Total from investment operations	1.99	1.02	(0.09)	1.09	0.67
Dividends and Distributions:
Dividends from net investment income	—	—	(1.10)	(0.74)	—
Distributions from realized gains	(0.03)	(0.24)	—	—	(0.26)
Total dividends and distributions	(0.03)	(0.24)	(1.10)	(0.74)	(0.26)
Net Asset Value, End of Year	$12.73	$10.77	$9.99	$11.18	$10.83
Total Return*	18.48%	10.45%	(1.17)%	10.67%	6.56%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$5,787	$3,348	$1,538	$1,899	$1,537
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	1.89%	1.95%	2.02%	2.04%	2.07%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.58%	1.61%	1.54%	2.04%	2.01%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.38)%	(0.14)%	(0.33)%	(0.73)%	(0.44)%
Portfolio Turnover Rate	28%	12%	23%	44%	173%

	CLASS C

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$10.51	$9.82	$10.90	$10.57	$10.28
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.14)	(0.08)	(0.10)	(0.14)	(0.14)
Net realized and unrealized gain (loss)	1.98	1.01	(0.08)	1.12	0.69
Total from investment operations	1.84	0.93	(0.18)	0.98	0.55
Dividends and Distributions:
Dividends from net investment income	—	—	(0.90)	(0.65)	—
Distributions from realized gains	(0.03)	(0.24)	—	—	(0.26)
Total dividends and distributions	(0.03)	(0.24)	(0.90)	(0.65)	(0.26)
Net Asset Value, End of Year	$12.32	$10.51	$9.82	$10.90	$10.57
Total Return*	17.51%	9.70%	(1.95)%	9.77%	5.47%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,844	$460	$366	$746	$1,781
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	2.64%	2.70%	2.77%	2.68%	2.81%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	2.33%	2.36%	2.29%	2.68%	2.94%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(1.19)%	(0.81)%	(1.02)%	(1.31)%	(1.36)%
Portfolio Turnover Rate	28%	12%	23%	44%	173%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

1.81%	1.84%	1.99%	1.99%	2.05%

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:

1.50%	1.50%	1.51%	1.99%	1.99%

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

2.56%	2.59%	2.74%	2.63%	2.79%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:

2.25%	2.25%	2.26%	2.63%	2.92%

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)
Easterly Hedged Equity Fund

	CLASS I

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		August 31,	August 31,	August 31,	August 31,
	2024		2023	2022	2021	2020
Net Asset Value, Beginning of Year	$10.96		$10.13	$11.33	$10.96	$10.53
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.01)		0.01	(0.01)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	2.06		1.06	(0.07)	1.19	0.72
Total from investment operations	2.05		1.07	(0.08)	1.13	0.69
Dividends and Distributions:
Dividends from net investment income	—		—	(1.12)	(0.76)	—
Distributions from realized gains	(0.03)		(0.24)	—	—	(0.26)
Total dividends and distributions	(0.03)		(0.24)	(1.12)	(0.76)	(0.26)
Net Asset Value, End of Year	$12.98		$10.96	$10.13	$11.33	$10.96
Total Return*	18.71%		10.80%	(0.98)%	10.91%	6.69%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$167,039		$113,264	$61,982	$33,478	$41,145
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2)	1.64%		1.70%	1.77%	1.84%	1.82%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (3)	1.33%		1.36%	1.29%	1.84%	1.81%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	(0.08)%		0.14%	(0.13)%	(0.51)%	(0.29)%
Portfolio Turnover Rate	28%		12%	23%	44%	173%

	CLASS R6

	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		August 31,	August 31,	August 31,	August 31,
	2024		2023	2022	2021	2020
Net Asset Value, Beginning of Year	$11.29		$10.40	$11.58	$11.13	$10.64
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.04		0.07	0.02	(0.02)	0.02
Net realized and unrealized gain (loss)	2.10		1.06	(0.08)	1.23	0.73
Total from investment operations	2.14		1.13	(0.06)	1.21	0.75
Dividends and Distributions:
Dividends from net investment income	—		—	(1.12)	(0.76)	—
Distributions from realized gains	(0.03)		(0.24)	—	—	(0.26)
Total dividends and distributions	(0.03)		(0.24)	(1.12)	(0.76)	(0.26)
Net Asset Value, End of Year	$13.40		$11.29	$10.40	$11.58	$11.13
Total Return*	18.96	% +	11.10%	(0.77)%	11.49%	7.19%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$935		$1,766	$11,289	$17,970	$9,702
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (4)	1.64%		1.70%	1.77%	1.84%	1.81%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (5)	1.07%		1.10%	1.03%	1.38%	1.36%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets	0.37%		0.64%	0.20%	(0.20)%	0.16%
Portfolio Turnover Rate	28%		12%	23%	44%	173%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

1.56%	1.59%	1.74%	1.79%	1.79%

(3)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:

1.25%	1.25%	1.26%	1.79%	1.79%

(4)	Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

1.56%	1.59%	1.74%	1.79%	1.78%

(5)	Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:

0.99%	0.99%	1.00%	1.33%	1.34%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Funds Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of five series. Easterly Investment Partners LLC serves as the Funds’ advisor. These financial statements include the following two series:

Fund	Sub-Advisor
Easterly Global Real Estate Fund	Ranger Global Real Estate Advisors, LLC
Easterly Hedged Equity Fund	EAB Investment Group, LLC

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent.

The Easterly Global Real Estate Fund and the Easterly Hedged Equity Fund are diversified Funds.

Fund	Primary Objective
Easterly Global Real Estate	Total return through a combination of current income and capital appreciation
Easterly Hedged Equity	Capital appreciation

Easterly Hedged Equity is a “fund of funds”, in that the Fund will generally invest in other investment companies. Currently, each Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares of each fund are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board- appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The Easterly Global Real Estate Fund uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024 (Continued)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2024, for the Funds’ assets and liabilities measured at fair value:

Easterly Global Real Estate Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$117,976,389	$173,533,263	$—	$291,509,652
Total	$117,976,389	$173,533,263	$—	$291,509,652
Derivatives
Forward Currency Contracts	$—	$2,701	$—	$2,701
Total	$—	$2,701	$—	$2,701

Easterly Hedged Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$149,375,200	$—	$—	$149,375,200
Put Options Purchased	—	1,745,900	—	1,745,900
Total	$149,375,200	$1,745,900	$—	$151,121,100
Derivatives* - Assets
Total Return Swaps	$—	$7,433,821	$—	$7,433,821
Total	$—	$7,433,821	$—	$7,433,821
Derivatives* - Liabilities
Call Options Written	$(1,345,500)	$—	$—	$(1,345,500)
Put Options Written	—	(588,075)	—	(588,075)
Total	$(1,345,500)	$(588,075)	$—	$(1,933,575)

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for industry or category classifications.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2021-2023 returns and expected to be taken in the Funds’ 2024 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2024, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024 (Continued)

proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Easterly Global Real Estate Fund	Quarterly	Quarterly
Easterly Hedged Equity Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds on an equal basis or another reasonable basis.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Real Estate Investment Trust (“REIT”). The Easterly Global Real Estate Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

Market Disruptions Risk. The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Funds to lose value.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024 (Continued)

payable to Easterly Investment Partners LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Funds, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses Easterly Investment Partners LLC or Easterly Funds LLC (as the Funds’ prior investment advisor) paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through December 31, 2024.

							Managament
							Fee Waived/
	Management	Expense Limitation					Expenses Reimbursed
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 8/31/2024
Easterly Global Real Estate Fund	0.90%	1.69%	2.37%	1.04%	0.94%	12/31/2024	$517,149
Easterly Hedged Equity Fund	1.20%	1.50%	2.25%	1.25%	0.99%	12/31/2024	446,764

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	8/31/2025	8/31/2026	8/31/2027
Easterly Global Real Estate Fund	$498,797	$664,778	$517,149
Easterly Hedged Equity Fund	320,557	355,145	446,764

(c) Effective October 2, 2023, Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Fund. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Fund’s Class C shares. Prior to October 2, 2023 Ultimus Fund Distributers, LLC (“UFD”) was the Funds distributor. For the year ended, August 31, 2024, sales charges on sales of the Fund’s Class A shares were as follows:

Fund	Sales Charges Class A
Easterly Securities, LLC
Easterly Global Real Estate Fund	$9,703
Easterly Hedged Equity Fund	60,361

For the year ended August 31, 2024 CDSC fees were as follows.

Fund	CDSC Fees
Class C
Easterly Global Real Estate Fund	$60
Easterly Hedged Equity Fund	149

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024 (Continued)

3.	INVESTMENT TRANSACTIONS

(a) For the year ended August 31, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchases	Sales
Easterly Global Real Estate Fund	$543,453,575	$777,704,462
Easterly Hedged Equity Fund	45,905,953	35,591,833

(b) Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked- to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) Certain Funds may enter into futures contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

(d) Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(e) Swap Agreements – Certain funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024 (Continued)

(f) Short Sales – Certain funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

(g) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at August 31, 2024, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Easterly Global Real Estate Fund
	Forward Exchange Contracts	Foreign Exchange	Unrealized appreciation on forward currency exchange contracts	$2,701
			Total	$2,701
Easterly Hedged Equity Fund
	Put options purchased	Equity	Investments, at value	$1,745,900
	Call options written	Equity	Options written	(1,345,500)
	Put options written	Equity	Options written	(588,075)
	Swap Contracts	Equity	Unrealized appreciation on swaps	7,433,821
			Total	$7,246,146

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024 (Continued)

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2024, were as follows:

				Realized and unrealized gain (loss)
Fund	Derivative	Location of gain (loss) on derivatives	Risk Type	on derivatives
Easterly Global Real Estate Fund
	Forward Currency Contracts
			Net realized loss on Investments and foreign currency translations
			Foreign Exchange	$(64,293)
			Net change in unrealized appreciation on investments and foreign currency transactions
			Foreign Exchange	13,453
			Total	$(50,840)
	Options
			Net realized loss on options written
			Equity	$(3,517,655)
			Total	$(3,517,655)
Easterly Hedged Equity Fund
	Options
			Net realized loss on options purchased
			Equity	$(18,150,957)
			Net realized gain on options written
			Equity	1,871,541
			Total	$(16,279,416)
			Net change in unrealized appreciation on options purchased
			Equity	$871,842
			Net change in unrealized depreciation on options written
			Equity	(381,541)
			Total	$490,301
	Swaps
			Net realized gain on swaps
			Equity	$4,216,943
			Net change in unrealized appreciation on swaps
			Equity	$6,882,401
			Total	$11,099,344

The average notional value of the derivative instruments for the Funds during the year ended August 31, 2024 was as follows:

Easterly Global Real Estate Fund

Options Written
$15,618,555

Easterly Hedged Equity Fund

Options Purchased	Options Written	Total Return Swaps
$291,113,541	$412,949,010	$51,050,785

During the year ended August 31, 2024, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at August 31, 2024 for the Funds.

Easterly Hedged Equity Fund

						Net Amounts	Financial		Cash	Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged	of Assets & Liabilities
Unrealized appreciation on total return swaps	Goldman Sachs	$7,433,821	(1)	$—		$7,433,821	$—		$—	$—
Options Purchased	Pershing	1,745,900	(1)	—		1,745,900	—		—	—
Options Writen	Pershing	—		(1,933,575	) (1)	(1,933,575)	1,933,575	(2)	—	—
		$9,179,721		$(1,933,575)		$7,246,146	$1,933,575		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024 (Continued)

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at August 31, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Easterly Global Real Estate Fund	$339,702,924	$15,536,823	$(63,730,095)	$(48,193,272)
Easterly Hedged Equity Fund	108,909,213	110,244,540	(62,532,407)	47,712,133

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended August 31, 2024 and August 31, 2023 (for the period ended December 31, 2023 and December 31, 2022 for the Easterly Global Real Estate Fund) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
8/31/2024	Income	Capital Gains	Capital	Total
Easterly Global Real Estate Fund	$11,832,568	$—	$—	$11,832,568
Easterly Hedged Equity Fund	312,459	—	—	312,459

For fiscal year ended	Ordinary	Long-Term	Return of
8/31/2023	Income	Capital Gains	Capital	Total
Easterly Global Real Estate Fund	$35,573,869	$1,374,452	$—	$36,948,321
Easterly Hedged Equity Fund	—	1,996,748	—	1,996,748

As of the Easterly Hedged Equity Fund’s tax year-ended August 31, 2024 (for the Easterly Global Real Estate Fund in which its December 31, 2023 components of distributable earnings have been adjusted for August 31, 2024 activity), the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Easterly Global Real Estate Fund	$834,758	$—	$—	$(315,781,349)	$—	$(48,194,936)	$(363,141,527)
Easterly Hedged Equity Fund	187,426	—	(14,785,156)	—	(240,070)	47,712,133	32,874,333

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on 1256 option contracts, and adjustments for partnerships, passive foreign investment companies, swaps and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $ (1,664) for the Easterly Global Real Estate Fund. In addition, the amount listed under other book/tax differences for the Easterly Hedged Equity Fund are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Easterly Hedged Equity Fund incurred and elected to defer such late year losses of $440,013.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Easterly Hedged Equity Fund incurred and elected to defer such capital losses of $14,345,143.

Capital loss carry forwards, as of each Fund’s most recent tax year-ended August 31, 2024 (for the tax year ended December 31, 2023 for the Easterly Global Real Estate Fund), available to offset future capital gains, utilized capital gains, if any, are as follows:

			Capital Loss Carry Forward
	Utilized	Short-Term	Long-Term	Total
Easterly Global Real Estate Fund	$8,621,649	$59,792,839	$—	$68,414,488
Easterly Hedged Equity Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended August 31, 2024 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Easterly Global Real Estate Fund	$(85,147)	$85,147
Easterly Hedged Equity Fund	—	—

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024 (Continued)

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Easterly Hedged Equity Fund will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the schedule of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2024, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 85.1%.

7.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of August 31, 2024, the below entities held more than 25% of the voting securities for each of the Funds listed.

National
	Charles	Financial
	Schwab &	Services
	Co., Inc.*	LLC
Easterly Hedged Equity Fund	28.33%	26.20%

*	Comprised of multiple investors and accounts

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Effective September 6, 2024, the minimum investment amount for Class I shares of the Easterly Hedged Equity Fund has changed to $100,000. Also, effective September 6, 2024, Class A shares of the Funds that are purchased at net asset value (“NAV”) in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within eighteen months of purchase.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of James Alpha Funds Trust d/b/a Easterly
Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Easterly Global Real Estate Fund, and Easterly Hedged Equity Fund, referred to as the (“Funds”) each a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust, including the schedules of investments, as of August 31, 2024, the related statements of operations, the statement of changes in net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2024

SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2024

SHAREHOLDER VOTING RESULTS

On December 19, 2023 a Special Meeting of Shareholders of the Easterly Hedged Equity Fund and Easterly Global Real Estate Fund was held and adjourned until February 15, 2024. At the meeting on February 15, 2024 shareholders of record of the Easterly Hedged Equity Fund at the close of business on October 20, 2023, voted to approve the following proposals:

To approve a new investment advisory agreement with Easterly Investment Partners LLC.

FOR	AGAINST	ABSTAIN
5,415,846.10 Shares	56,619.00 Shares	561,696.00 Shares

To approve a new investment sub-advisory agreement between Easterly Investment Partners LLC and EAB Investment Group, LLC.

FOR	AGAINST	ABSTAIN
5,402,383.10 Shares	70,884.00 Shares	560,895.00 Shares

The Special Meeting of Shareholders was adjourned until March 14, 2024 with respect to the Easterly Global Real Estate Fund.

At the meeting held on March 14, 2024 shareholders of record of the Easterly Global Real Estate Fund at the close of business on

October 20, 2023, voted to approve the following proposals:

To approve a new investment advisory agreement with Easterly Investment Partners LLC.

FOR	AGAINST	ABSTAIN
15,117,015.06 Shares	266,181.29 Shares	1,940,427.45 Shares

To approve a new investment sub-advisory agreement between Easterly Investment Partners LLC and Ranger Global Real Estate Advisors, LLC.

FOR	AGAINST	ABSTAIN
15,087,525.94 Shares	295,117.29 Shares	1,940,427.45 Shares

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By /s/ Darrell Crate Darrell Crate
Principal Executive Officer
Date: 11/1/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Darrell Crate Darrell Crate
Principal Executive Officer
Date: 11/1/2024

By /s/ Michael Montague Michael Montague
Principal Financial Officer
Date: 11/1/2024